UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                         THE ADVISORS' INNER CIRCLE FUND

                    THE MCKEE INTERNATIONAL EQUITY PORTFOLIO
SEMI-ANNUAL REPORT                                                APRIL 30, 2010

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2010

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    3
Statement of Assets and Liabilities .......................................    7
Statement of Operations ...................................................    8
Statement of Changes in Net Assets ........................................    9
Financial Highlights ......................................................   10
Notes to Financial Statements .............................................   11
Disclosure of Portfolio Expenses ..........................................   23
Approval of Investment Advisory Agreement .................................   25

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio's Form N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2010

Dear Shareholders:

ECONOMIC AND MARKET PERSPECTIVE

The economic expansion is now firmly established throughout the world. Asia and the emerging countries continue to record the fastest growth rates, but most developed nations are also reporting positive real growth. Rising commodity and property prices are creating inflation fears in Asia, and central banks in the region are tightening policy rates in response. In Europe, large sovereign budget deficits and bond issuance roiled credit markets and necessitated an IMF rescue package for Greece. Interest rates have stabilized at low levels throughout the developed world. Sovereign debt fears and the absence of rate hikes have caused the dollar to strengthen 3% on a trade-weighted basis during the period. Faster economic growth and aggressive cost cutting have produced a surge in corporate profits which should continue into 2011 to near record levels. Stock prices have advanced along with earnings but valuations remain at reasonable levels. Equity markets remain well below historical peak levels on an absolute and P/E adjusted basis.

PERFORMANCE

For the six months ending April 30, 2010, the Portfolio's return of 3.86% was 138 basis points greater than the 2.48% return for the benchmark Morgan Stanley MSCI EAFE Index ("EAFE Index"). Good stock selection in the energy and consumer staples sectors and an overweighting in the technology sector aided relative performance. Overweighting the Euro Zone and poor stock selection in the financial sector hurt results.

PORTFOLIO STRUCTURE

As of April 30, 2010, the Portfolio was invested in 20 countries. The Fund is overweight in the Euro Zone but underweight in the United Kingdom, Australia, Japan, and Switzerland. Our Greece exposure (Coca-Cola Hellenic Bottling) is up significantly outperforming EAFE Index as well as the Greek market. Emerging markets and Canada, which are not included in the EAFE Index, accounted for 6% and 2% of the Portfolio respectively. The Portfolio is overweight in industrials, energy, information technology and health care. Financials, consumer staples, and materials are underweighted. On April 30, the Portfolio was invested in 55 companies.

OUTLOOK

The global economic expansion should continue for some time though the rate of growth is likely to moderate. Sovereign budget and debt issues will remain a source of worry, and credit markets will be closely monitored for signs of stress.

THE ADVISORS' INNER CIRCLE FUND                              MCKEE INTERNATIONAL
                                                             EQUITY PORTFOLIO
                                                             APRIL 30, 2010

Rising inflation and soaring property prices in China are also cause for concern given China's importance to world economic growth. Interest rates are likely to increase in Asia and the commodity producing countries but remain low in the remainder of the developed world. This disparity, along with continued sovereign debt fears, could produce volatility in global markets, especially currencies and commodities. Corporate profits should continue to grow near term and could lead to higher equity prices since current valuation levels are reasonable. However, downside risks would be considerable if sovereign debt issues are not contained.

Yours Truly,


/s/ Eugene M. Natali

Eugene M. Natali
C.S. MCKEE CHIEF EXECUTIVE OFFICER

THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                       DEFINITION OF THE COMPARATIVE INDEX

MORGAN STANLEY MSCI EAFE INDEX is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Financials                   16.6%
Short Term Investments++     13.9%
Industrials                  12.3%
Energy                        8.9%
Information Technology        8.6%
Health Care                   8.2%
Consumer Staples              7.7%
Materials                     7.5%
Consumer Discretionary        7.0%
Telecommunication Services    4.9%
Utilities                     4.4%

+    PERCENTAGES BASED ON TOTAL INVESTMENTS.

++   INCLUDES INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN (SEE
     NOTE 10).

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 96.6%

                                                         SHARES         VALUE
                                                      -----------   ------------
AUSTRALIA -- 4.4%
   Australia & New Zealand Banking Group ..........       165,000   $  3,676,539
   CSL ............................................       120,000      3,607,262
   Newcrest Mining ................................        70,000      2,125,666
                                                                    ------------
                                                                       9,409,467
                                                                    ------------
BRAZIL -- 2.2%
   ValeADR, ClB ...................................       154,000      4,717,020
                                                                    ------------
CANADA -- 1.9%
   Talisman Energy ................................       240,000      4,096,954
                                                                    ------------
FINLAND -- 1.0%
   Nokia ..........................................       170,000      2,075,524
                                                                    ------------
FRANCE -- 6.6%
   AXA (A) ........................................       155,000      3,076,050
   BNP Paribas ....................................        44,000      3,018,096
   Cie Generale de Geophysique-Veritas* ...........       160,000      4,810,475
   Vivendi (A) ....................................       125,000      3,274,611
                                                                    ------------
                                                                      14,179,232
                                                                    ------------
GERMANY -- 10.4%
   Allianz (A) ....................................        30,000      3,434,690
   Bayer(A) .......................................        60,000      3,827,433
   Bayerische Motoren Werke .......................        69,700      3,442,482

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
GERMANY -- (CONTINUED)
   E.ON (A) .......................................       100,000   $  3,682,780
   MAN ............................................        40,000      3,770,026
   STADA Arzneimittel .............................       110,000      4,315,209
                                                                    ------------
                                                                      22,472,620
                                                                    ------------
GREECE -- 2.5%
   Coca-Cola Hellenic Bottling ....................       200,000      5,415,723
                                                                    ------------
HONGKONG--1.2%
   New World Development ..........................     1,400,000      2,483,242
                                                                    ------------
INDIA -- 1.8%
   Infosys Technologies ADR .......................        65,000      3,892,200
                                                                    ------------
ITALY -- 2.6%
   Finmeccanica ...................................       200,000      2,558,848
   UniCredit ......................................     1,155,784      3,024,861
                                                                    ------------
                                                                       5,583,709
                                                                    ------------
JAPAN -- 20.6%
   Canon ..........................................        85,000      3,885,078
   East Japan Railway .............................        60,000      4,010,426
   Fanuc ..........................................        40,000      4,719,667
   KDDI ...........................................           900      4,335,910
   Komatsu ........................................       240,000      4,833,898
   Kubota .........................................       350,000      3,071,678
   Mitsubishi UFJ Financial Group .................       520,000      2,707,576
   Nintendo .......................................        16,000      5,370,551
   Nissan Chemical Industries .....................       260,000      3,509,120
   Seven & I Holdings .............................       190,000      4,854,632
   Shionogi .......................................       175,000      3,156,562
                                                                    ------------
                                                                      44,455,098
                                                                    ------------
NETHERLANDS -- 1.6%
   TNT ............................................       112,750      3,440,948
                                                                    ------------
NORWAY -- 1.6%
   Statoil ASA ADR* (A) ...........................       145,000      3,504,650
                                                                    ------------
PORTUGAL -- 1.4%
   Portugal Telecom ...............................       300,000      3,049,034
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
SINGAPORE -- 2.0%
   DBS Group Holdings .............................       400,000   $  4,403,915
                                                                    ------------
SPAIN -- 7.7%
   Banco Santander (A) ............................       385,000      4,888,775
   Inditex ........................................        80,000      4,944,745
   Red Electrica ..................................        50,000      2,365,765
   Telefonica .....................................       195,000      4,407,887
                                                                    ------------
                                                                      16,607,172
                                                                    ------------
SWEDEN -- 1.0%
   Nordea Bank ....................................       225,000      2,193,517
                                                                    ------------
SWITZERLAND -- 5.6%
   ABB ............................................       160,000      3,063,774
   Credit Suisse Group ............................        90,000      4,123,710
   Novartis .......................................        95,000      4,835,240
                                                                    ------------
                                                                      12,022,724
                                                                    ------------
TAIWAN -- 2.6%
   Hon Hai Precision Industry .....................       575,000      2,699,354
   Taiwan Semiconductor Manufacturing ADR .........       275,000      2,912,250
                                                                    ------------
                                                                       5,611,604
                                                                    ------------
UNITED KINGDOM -- 17.9%
   Anglo American* ................................       110,000      4,674,141
   BG Group .......................................       210,000      3,550,925
   Centrica .......................................     1,000,000      4,493,571
   Diageo .........................................       230,000      3,924,197
   Royal Dutch Shell, Cl B ........................        86,199      2,599,775
   Royal Dutch Shell ADR, Cl B (A) ................        50,000      3,034,000
   SABMiller ......................................       145,000      4,547,517
   Standard Chartered .............................       140,000      3,735,874
   Vedanta Resources ..............................        80,000      3,059,284
   WPP ............................................       475,000      5,038,054
                                                                    ------------
                                                                      38,657,338
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $168,317,835) .........................                  208,271,691
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

                                                         FACE
                                                    AMOUNT/SHARES       VALUE
                                                    -------------   ------------
REPURCHASE AGREEMENT -- 3.3%
   HSBC
      0.140%, dated 04/30/10, to be repurchased
      on 05/03/10, repurchase price $7,028,946
      (collateralized by U.S. Treasury Bill, par
      value $7,180,000, 0.233%, 10/21/10,
      with total market value $7,172,030)
      (Cost $7,028,864) .........................   $   7,028,864   $  7,028,864
                                                                    ------------
CASH EQUIVALENTS (B) (C) -- 12.3%
      Invesco AIM Liquid Asset Money Market Fund,
         0.139% .................................      10,500,000     10,500,000
      Merrill Lynch Select Institutional Fund,
         0.156% .................................      16,047,755     16,047,755
                                                                    ------------
      TOTAL CASH EQUIVALENTS
         (Cost $26,547,755) .....................                     26,547,755
                                                                    ------------
      TOTAL INVESTMENTS -- 112.2%
        (Cost $201,894,454) .....................                   $241,848,310
                                                                    ============
SCHEDULE OF OPEN OPTIONS WRITTEN
   WRITTEN CALL OPTIONS* -- 0.2%

                                                      CONTRACTS
                                                    -------------
   Infosys Technologies, 07/10 at $60 ...........             650        201,500
   Vale, 01/11 at $40 ...........................           1,000        105,000
   Vale, 01/11 at $35 ...........................             540        116,640
                                                                    ------------
   TOTAL OPEN OPTIONS WRITTEN -- 0.2%
      (Premiums Received $516,947) ..............                   $    423,140
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $215,501,836.

*    NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT APRIL 30, 2010. THE TOTAL VALUE OF SECURITIES ON LOAN AT APRIL 30, 2010 WAS $25,548,438.

(B) THESE SECURITIES WERE PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES ON LOAN. THE TOTAL VALUE OF SUCH SECURITIES AS OF APRIL 30, 2010 WAS $26,547,755.

(C)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF APRIL 30, 2010.

ADR - AMERICAN DEPOSITARY RECEIPT

CL - CLASS

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
Investments, at Value+ (Cost $201,894,454) ...........................   $241,848,310
Foreign Currency, at value (Cost $44,601) ............................         44,601
Dividend and Interest Receivable .....................................        675,990
Reclaim Receivable ...................................................         66,662
Receivable for Capital Shares Sold ...................................         34,577
Prepaid Expenses .....................................................         17,892
                                                                         ------------
   TOTAL ASSETS ......................................................    242,688,032
                                                                         ------------
LIABILITIES:
Collateral Held for Securities on Loan ...............................     26,547,755
Written Options, at Value (Premiums Received $(516,947)) .............        423,140
Payable due to Investment Adviser ....................................        127,885
Payable due to Administrator .........................................         21,923
Chief Compliance Officer Fees Payable ................................          2,700
Payable due to Trustees ..............................................          1,597
Other Accrued Expenses and Other Payables ............................         61,196
                                                                         ------------
   TOTAL LIABILITIES .................................................     27,186,196
                                                                         ------------
NET ASSETS ...........................................................   $215,501,836
                                                                         ============
NET ASSETS CONSIST OF:
Paid-in Capital ......................................................   $184,795,460
Undistributed Net Investment Income ..................................        606,122
Accumulated Net Realized Loss on Investments, Written Options,
   Foreign Currency and Translation of Other Assets and Liabilities
   Denominated in Foreign Currencies .................................     (9,851,990)
Net Unrealized Appreciation on Investments and Written Options .......     40,047,663
Net Unrealized Depreciation on Foreign Currency and Translation
   of Other Assets and Liabilities Denominated in Foreign Currencies .        (95,419)
                                                                         ------------
NET ASSETS ...........................................................   $215,501,836
                                                                         ============
INSTITUTIONAL CLASS SHARES:
Outstanding Shares of beneficial interest (unlimited
   authorization -- no par value) ....................................     19,015,879
Net Asset Value, Per Share ...........................................   $      11.33
                                                                         ============

+    INCLUDES MARKET VALUE OF SECURITIES ON LOAN OF $25,548,438.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO FOR
                                                      THE SIX MONTHS ENDED
                                                      APRIL 30, 2010 (UNAUDITED)

STATEMENT OF OPERATIONS

INVESTMENT INCOME:
Dividends ...............................................   $2,388,864
Interest ................................................        2,681
Income received from securities lending .................       40,827
Less: Foreign Taxes Withheld ............................     (151,683)
                                                            ----------
   TOTAL INVESTMENT INCOME ..............................    2,280,689
                                                            ----------
EXPENSES:
Investment Advisory Fees ................................      743,902
Administration Fees .....................................      127,527
Shareholder Serving Fees ................................       27,713
Chief Compliance Officer Fees ...........................        4,735
Trustees' Fees ..........................................        3,870
Custodian Fees ..........................................       36,640
Transfer Agent Fees .....................................       35,002
Legal Fees ..............................................       20,714
Printing Fees ...........................................       12,887
Audit Fees ..............................................        9,382
Registration and Filing Fees ............................        7,187
Other Expenses ..........................................       15,729
                                                            ----------
   TOTAL EXPENSES .......................................    1,045,288
                                                            ----------
Less:
   Fees Paid Indirectly -- Note 4 .......................          (14)
                                                            ----------
   NET EXPENSES .........................................    1,045,274
                                                            ----------
NET INVESTMENT INCOME ...................................    1,235,415
                                                            ----------
NET REALIZED GAIN (Loss) ON:
   Investments ..........................................    1,229,653
   Foreign Currency Transactions ........................       (8,675)
                                                            ----------
NET REALIZED GAIN .......................................    1,220,978
                                                            ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments ..........................................    5,422,759
   Written Options ......................................       93,807
   Foreign Currency Transactions ........................      (15,277)
                                                            ----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ....    5,501,289
                                                            ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS ........................    6,722,267
                                                            ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....   $7,957,682
                                                            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                             MCKEE INTERNATIONAL
                                                            EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   SIX
                                                                 MONTHS
                                                                  ENDED          YEAR
                                                                  APRIL          ENDED
                                                                30, 2010      OCTOBER 31,
                                                               (UNAUDITED)       2009
                                                              ------------   ------------
OPERATIONS:
   Net Investment Income ..................................   $  1,235,415   $  3,331,901
   Net Realized Gain (Loss) on Investments and
      Foreign Currency Transactions .......................      1,220,978     (9,645,540)
   Net Change in Unrealized Appreciation on Investments,
      Written Options and Foreign Currency Transactions ...      5,501,289     64,064,320
                                                              ------------   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...      7,957,682     57,750,681
                                                              ------------   ------------
DIVIDENDS:

   Dividends from Net Investment Income ...................     (3,724,436)    (6,081,279)
   Distributions from Net Capital Gains ...................             --       (529,003)
                                                              ------------   ------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ......................     (3,724,436)    (6,610,282)
                                                              ------------   ------------
CAPITAL SHARE TRANSACTIONS:

   Issued .................................................      7,220,046     19,915,950
   Reinvestment of Distributions ..........................      3,477,793      6,395,516
   Redemption Fees - Note 2 ...............................             78         61,538
   Redeemed ...............................................     (2,536,784)   (35,175,972)
                                                              ------------   ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..........................      8,161,133     (8,802,968)
                                                              ------------   ------------
   TOTAL INCREASE IN NET ASSETS ...........................     12,394,379     42,337,431
                                                              ------------   ------------
NET ASSETS:

   Beginning of Year ......................................    203,107,457    160,770,026
                                                              ------------   ------------
   End of Year (including Undistributed Net Investment
   Income of $606,122 and $3,095,143, respectively) .......   $215,501,836   $203,107,457
                                                              ============   ============
 SHARES TRANSACTIONS:
   Issued .................................................        628,192      2,337,781
   Reinvestment of Distributions ..........................        304,003        765,062
   Redeemed ...............................................       (222,966)    (3,760,019)
                                                              ------------   ------------
   NET INCREASE (DECREASE) IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ..................................        709,229       (657,176)
                                                              ============   ============

AMOUNT DESIGNATED AS "-- "IS $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                    SIX MONTHS
                                       ENDED                       YEARS ENDED OCTOBER 31,
                                  ARPIL 30, 2010    ----------------------------------------------------
                                    (UNAUDITED)       2009       2008       2007       2006       2005
                                  --------------    --------   --------   --------   --------   --------
Net Asset Value,
   Beginning of Year...........     $  11.09        $   8.48   $  17.97   $  15.68   $  12.47   $  11.00
                                    --------        --------   --------   --------   --------   --------
Income (Loss) from
   Investment Operations:
Net Investment Income*.........         0.07            0.17       0.34       0.34       0.29       0.19
Net Realized and Unrealized
   Gain (Loss).................         0.37            2.79      (7.83)      3.47       3.12       1.44
                                    --------        --------   --------   --------   --------   --------
   Total from Investment
      Operations...............         0.44            2.96      (7.49)      3.81       3.41       1.63
                                    --------        --------   --------   --------   --------   --------
Redemption Fees**                         --              --         --         --         --         --
                                    --------        --------   --------   --------   --------   --------
Dividends and Distributions:
   Net Investment Income.......        (0.20)          (0.32)     (0.31)     (0.27)     (0.20)     (0.16)
   Capital Gains...............           --           (0.03)     (1.69)     (1.25)       --         --
                                    --------        --------   --------   --------   --------   --------
   Total Dividends and
      Distributions............        (0.20)          (0.35)     (2.00)     (1.52)     (0.20)     (0.16)
                                    --------        --------   --------   --------   --------   --------
Net Asset Value,
   End of Year.................       $11.33        $  11.09   $   8.48   $  17.97   $  15.68   $  12.47
                                    ========        ========   ========   ========   ========   ========
TOTAL RETURN+..................         3.86%          36.34%    (46.49)%    26.19%     27.62%     14.90%
                                    ========        ========   ========   ========   ========   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Year
(Thousands)....................     $215,502        $203,107   $160,770   $275,432   $243,248   $232,696
Ratio of Expenses to
Average........................         0.98%++         1.01%      1.00%      0.99%      1.00%      1.01%
Net Assets(1)
Ratio of Net Investment
Income to.Average Net..........         1.16%++         1.91%      2.50%      2.10%      2.02%      1.60%
Assets
Portfolio Turnover Rate........            4%            22%         25%        16%        13%        27%

*    PER SHARE CALCULATIONS WERE PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

**   AMOUNT REPRESENTS LESS THAN $0.01 PER SHARE.

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. RETURNS SHOWN DO NOT REFLECT THE DEDUCTIONS OF TAXES THAT A SHAREHOLDER WOULD PAY ON PORTFOLIO DISTRIBUTIONS OR THE REDEMPTION OF PORTFOLIO SHARES.

++   ANNUALIZED.

(1) THE RATIO OF EXPENSES TO AVERAGE NET ASSETS EXCLUDES THE EFFECTS OF FEES PAID INDIRECTLY. IF THERE EXPENSE OFFSETS WERE INCLUDED, THE RATION WOULD BE EQUAL TO THE RATIO PRESENTED.

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 32 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the "Portfolio"). The investment objective of the Portfolio is long-term total return. The Portfolio invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held.

2.SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the Significant Accounting Policies followed by the Portfolio.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Portfolio.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Portfolio are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Portfolio seeks to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Portfolio's Board of Trustees (the "Board"). The Portfolio's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

     Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options and at the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with Fair Value Procedures established by the Board.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

     The Portfolio uses Interactive Data Pricing and Reference Data, Inc. (formerly FT Interactive Data Corp.) ("Interactive Data") as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a "confidence interval" which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable "confidence interval" based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser contacts the Portfolio's administrator and can request that a meeting of the Committee be held.

     If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in the corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

     In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or abilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in Securities     Level 1        Level 2      Level 3       Total
-------------------------   -----------   -------------   -------   ------------
Common Stock
   Australia                $      --     $   9,409,467     $--     $  9,409,467
   Brazil                     4,717,020             --       --        4,717,020
   Canada                     4,096,954             --       --        4,096,954
   Finland                         --         2,075,524      --        2,075,524
   France                          --        14,179,232      --       14,179,232
   Germany                         --        22,472,620      --       22,472,620
   Greece                          --         5,415,723      --        5,415,723
   Hong Kong                       --         2,483,242      --        2,483,242
   India                      3,892,200            --        --        3,892,200
   Italy                           --         5,583,709      --        5,583,709
   Japan                           --        44,455,098      --       44,455,098
   Netherlands                     --         3,440,948      --        3,440,948
   Norway                     3,504,650            --        --        3,504,650
   Portugal                        --         3,049,034      --        3,049,034
   Singapore                       --         4,403,915      --        4,403,915
   Spain                      4,888,775      11,718,397      --       16,607,172
   Sweden                          --         2,193,517      --        2,193,517
   Switzerland                     --        12,022,724      --       12,022,724

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

Investments in Securities     Level 1        Level 2      Level 3       Total
-------------------------   -----------   -------------   -------   ------------
Common Stock (continued)
   Taiwan                   $ 2,912,250   $   2,699,354     $--     $  5,611,604
   United Kingdom             3,034,000      35,623,338      --       38,657,338
                            -----------   -------------     ---     ------------
Total Common Stock           27,045,849     181,225,842@      --      208,271,691
Repurchase Agreement                 --       7,028,864      --        7,028,864
Cash Equivalents             26,547,755              --      --       26,547,755
                            -----------   -------------     ---     ------------
Total Investments in
   Securities               $53,593,604    $188,254,706     $--     $241,848,310
                            ===========   =============     ===     ============
Investments in Written
   Options                  $  (423,140)  $          --     $--     $   (423,140)
                            ===========   =============     ===     ============

@ Represents securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

     For the six-month period ended April 30, 2010, there have been no significant changes to the Portfolio's fair value methodologies.

     FEDERAL INCOME TAXES -- It is the Portfolio's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

     The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT -- The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise from the unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. As of April 30, 2010, there were no open forward foreign currency exchange contracts or outstanding spot contracts.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     WRITTEN OPTIONS -- When a covered put or call option is written in the Portfolio, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written.

     When a covered written call expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the call option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. When a covered written call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying securities and the proceeds of the sale are increased by the premium originally received.

     When a covered written put expires, or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain or loss on the option transaction and the liability related to such option is extinguished. When a put option is exercised, the Portfolio purchases the security, the cost of the security is reduced by the premium originally received, and no gain or loss is recognized. The Portfolio trades written option contracts with off-balance sheet risk in the normal course of its investment activities in order to manage exposure to market risks. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio will write covered call options against equity positions as a hedging strategy. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

     Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

     Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose: a) how and why an entity uses derivative

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

     instruments, b) how derivative instruments and related hedged items are accounted for and c) how derivative instruments and related hedged items affect an entity's financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund's financial statements.

     Transactions in option contracts written for the six-months ended April 30, 2010, were as follows:

                                  NUMBER OF
                                  CONTRACTS   PREMIUMS
                                  ---------   --------
Outstanding at October 31, 2009        --     $     --
Options written                     2,290      541,647
Options exercised                    (100)    (24,700)
                                    -----     --------
Outstanding at April 30, 2010       2,190     $516,947
                                    =====     ========

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolios of the Trust based on the number of portfolios and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

     REDEMPTION FEES -- The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the six-month period ended April 30, 2010 and the year ended October 31, 2009 there were $78 and $61,538, respectively, in redemption fees retained by the Portfolio.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, CUSTODIAN AND TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio's transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the "Adviser").

Union Bank, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the six-months ended April 30, 2010, the Portfolio earned cash management credits of $14 which were used to offset transfer agent expenses. This amount is labeled "Fees Paid Indirectly" on the Statement of Operations.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio's average daily net assets.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

6.   INVESTMENT TRANSACTIONS:

For the six-months ended April 30, 2010, the Portfolio made purchases of $13,747,101 and sales of $8,183,993 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing book and tax treatments for foreign currency transactions, TIP adjustments and a reclass of distributions.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

        ORDINARY      LONG-TERM
         INCOME     CAPITAL GAIN      TOTAL
       ----------   ------------   -----------
2009   $6,082,275    $   528,007   $ 6,610,282
2008    6,912,938     24,686,891    31,599,829

As of October 31, 2009, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income    $  3,095,143
Unrealized Appreciation            34,450,955
Capital Loss Carryforwards        (11,072,968)
                                 ------------
Total Distributable Earnings     $ 26,473,130
                                 ============

For Federal income tax purposes, capital loss carryforwards represent net realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future net capital gains. As of October 31, 2009, the Portfolio had the following capital loss carryforwards:

YEAR EXPIRING      AMOUNT
-------------   -----------
2017            $11,072,968

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency and written options) by the Portfolio at April 30, 2010, were as follows:

                 AGGREGATE      AGGREGATE
                   GROSS          GROSS           NET
 FEDERAL TAX    UNREALIZED     UNREALIZED     UNREALIZED
    COST       APPRECIATION   DEPRECIATION   APPRECIATION
------------   ------------   ------------   ------------
$201,894,454    $49,162,111   $(9,208,255)   $39,953,856

8.   CONCENTRATION OF RISKS:

The Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

9.   OTHER:

At April 30, 2010, 55% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.  LOANS OF PORTFOLIO SECURITIES:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

money market instruments. It's the Portfolio's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2010, the value of the securities on loan was $25,548,438.

11.  RECENT ACCOUNTING PRONOUNCEMENT:

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. Management is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

12.  SUBSEQUENT EVENTS:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Portfolio's costs in two ways:

- ACTUAL PORTFOLIO RETURN. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the "Ending Account Value" number is derived from deducting that expense cost from the Portfolio's gross investment return.

     You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio's comparative cost by comparing the hypothetical result for your Portfolio in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Portfolio's actual return -- the account values shown may not apply to your specific investment.

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES (UNAUDITED) -- CONCLUDED

                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE       EXPENSE     DURING
                          11/01/09     4/30/10      RATIOS     PERIOD*
                          ---------   ---------   ----------   --------
MCKEE INTERNATIONAL EQUITY PORTFOLIO -- INSTITUTIONAL CLASS SHARES
ACTUAL PORTFOLIO RETURN   $1,000.00   $1,038.60       0.98%     $4.95
HYPOTHETICAL 5% RETURN     1,000.00    1,019.93       0.98       4.91

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

BOARD CONSIDERATIONS IN RE-APPROVING THE ADVISORY AGREEMENT

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the "1940 Act"), the Board of Trustees (the "Board") of The Advisors' Inner Circle Fund (the "Trust") must annually review and re-approve the existing Advisory Agreement after its initial two-year term: (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio; and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, as defined in the 1940 Act (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board calls and holds a meeting to decide whether to renew the Advisory Agreement for an additional one-year term. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers of the Portfolio may submit to the Board, to help them decide whether to renew the Advisory Agreement for an additional year.

Prior to this year's meeting held on February 16-17, 2010, the Board, including the Independent Trustees advised by their independent legal counsel, reviewed written materials from the Adviser regarding, among other things: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the investment performance of the Portfolio and the Adviser; (iii) the costs of the services to be provided and profits to be realized by the Adviser and its affiliates from the relationship with the Portfolio; (iv) the extent to which economies of scale would be realized as the Portfolio grows; and (v) whether fee levels reflect these economies of scale for the benefit of Portfolio investors, as discussed in further detail below.

At the meeting, a representative from the Adviser, along with other Portfolio service providers, presented additional oral and written information to help the Board evaluate the Adviser's fee and other aspects of the Advisory Agreement. Among other things, the representative provided an overview of the Adviser, including its history, assets under management, ownership structure, client base, investment personnel and philosophy, business plan, execution quality and soft dollar policies. The Adviser's representative also reviewed the Portfolio's composition with respect to sector weightings. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreement in light of this information. In its deliberations, the Board considered the factors and reached the conclusions described below relating

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

to the selection of the Adviser and the re-approval of the Advisory Agreement, and did not identify any single piece of information discussed below that was all-important, controlling or determinative of its decision.

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE ADVISER

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Portfolio, including the quality and continuity of the Adviser's portfolio management personnel. The most recent investment adviser registration form ("Form ADV") for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Portfolio.

The Trustees also considered other services to be provided to the Portfolio by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Portfolio's investment restrictions, and monitoring compliance with various Portfolio policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolio by the Adviser.

INVESTMENT PERFORMANCE OF THE PORTFOLIO AND THE ADVISER

The Board was provided with information regarding the Portfolio's performance since the Advisory Agreement was last renewed, as well as information regarding the Portfolio's performance since its inception. The Board also compared the Portfolio's performance to its benchmark index and other similar mutual funds over various periods of time. At the meeting, a representative from the Adviser provided information regarding and led a discussion of factors impacting the performance of the Portfolio over the past year, outlining current market conditions and explaining the Adviser's expectations and strategies for the future. The Board noted that the Portfolio's performance was generally favorable in relation to its benchmark. Based on this information, the Board concluded that it was satisfied with the investment result.

COSTS OF ADVISORY SERVICES, PROFITABILITY AND ECONOMIES OF SCALE

In concluding that the advisory fee payable by the Portfolio was reasonable, the Trustees reviewed a report of the advisory fees paid by the Portfolio to the Adviser

THE ADVISORS' INNER CIRCLE FUND                       MCKEE INTERNATIONAL
                                                      EQUITY PORTFOLIO
                                                      APRIL 30, 2010 (UNAUDITED)

as well as the costs of services provided by and the profits realized by the Adviser from its relationship with the Portfolio, and concluded that such profits were not excessive. The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Portfolio to those paid by other comparable mutual funds and noted that the Portfolio's total fees and expenses appeared comparable to those incurred by other peer funds. The Board concluded that the advisory fee was the result of arm's length negotiations and appeared reasonable in light of the services rendered. In addition, the Board considered whether economies of scale were realized during the current contract period, but did not conclude that such economies of scale had yet been achieved with respect to the Portfolio.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Portfolio; and (c) agreed to renew the Advisory Agreement for another year.

                                     NOTES

                      MCKEE INTERNATIONAL EQUITY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-625-3346

                                    ADVISER:

                                C.S. McKee, L.P.
                               One Gateway Center
                              Pittsburgh, PA 15222

                                  DISTRIBUTOR:

                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:

                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

    This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-SA-001-0900

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*              /s/ Phil Masterson
                                       ----------------------------------------
                                       Phil Masterson, President

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              /s/ Phil Masterson
                                       ----------------------------------------
                                       Phil Masterson, President

Date: July 2, 2010


By (Signature and Title)*              /s/ Michael Lawson
                                       ----------------------------------------
                                       Michael Lawson
                                       Treasurer, Controller & CFO

Date: July 2, 2010

* Print the name and title of each signing officer under his or her signature.